Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 12:-   SEGMENT INFORMATION

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Revenue by geographical region can be found in the revenue recognition disclosures in Note 3 The following table presents the Company’s property and equipment, net of depreciation, by geographic region:

	December 31,
	2023	2022

Israel	$1,309	$1,609
United States	-	-
Total property and equipment, net:	$1,309	$1,609

*)	Represents less than $1

Major Customers:

During the year ended December 31, 2023, the Company had three customers that accounted for 38.9%, 18.1% and 12.7%, respectively, of revenues. During the year ended December 31, 2022, the Company had three customers that accounted for 33.4%, 19.4% and 18.9%, respectively, of revenues. During the year ended December 31, 2021, the Company had three customers that accounted for 41.1%, 31.2% and 15.6%, respectively, of revenues.